Consolidated Statements of Shareholders's Equity (Deficit) - USD ($)	Share capital	Additional paid-in capital	Accumulated deficit	Accumulated other comprehensive (loss) income	Non-controlling Interest	Total
Balance at Jun. 30, 2018	$ 1,266	$ 57,187,910	$ (83,279,164)	$ 3,282,702		$ (22,807,286)
Balance, Shares at Jun. 30, 2018	12,660,314
Issuance of ordinary shares for professional services	$ 15	122,985				123,000
Issuance of ordinary shares for professional services, Shares	150,000
Issuance of ordinary shares for private placement	$ 250	1,374,750				1,375,000
Issuance of ordinary shares for private placement, Shares	2,500,000
Net loss for the period			(8,772,832)			(8,772,832)
Foreign currency translation adjustment				816,822		816,822
Balance at Dec. 31, 2018	$ 1,531	58,685,645	(92,051,996)	4,099,524		(29,265,296)
Balance, Shares at Dec. 31, 2018	15,310,314
Balance at Jun. 30, 2019	$ 2,618	17,625,612	(8,174,141)	(302,222)		9,151,867
Balance, Shares at Jun. 30, 2019	26,180,314
Issuance of ordinary shares in connection with acquisition of a subsidiary	$ 1,000	3,399,000			5,675,416	9,075,416
Issuance of ordinary shares in connection with acquisition of a subsidiary, Shares	10,000,000
Net loss for the period			(1,335,766)		(4,995)	(1,340,761)
Foreign currency translation adjustment				81,152		81,152
Balance at Dec. 31, 2019	$ 3,618	$ 21,024,612	$ (9,509,907)	$ (221,070)	$ 5,670,421	$ 11,297,253
Balance, Shares at Dec. 31, 2019	36,180,314